Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (48.23%)(a)

Communication Services (1.69%)
Neptune Bidco US Inc., First Lien Term Loan(b)	10.00%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	$4,850,000	$4,286,187

Consumer Discretionary (2.58%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	12.23%	3M US L + 6.75%, 1.00% Floor	04/15/2026	2,166,667	2,142,183
Jo-Ann Stores LLC, First Lien Term Loan(b)	10.02%	3M US L + 4.75%, 0.75% Floor	07/07/2028	3,959,698	2,082,128
Lucky Bucks Holdings LLC, Subordinated Note(b)(l)(m)	–%	N/A	05/29/2028	9,326,731	2,323,289
					6,547,600
Consumer Staples (3.42%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan(b)	12.97%	1M SOFR + 7.75%	10/01/2026	2,500,000	1,671,250
BrightPet, First Lien Term Loan(b)(c)	13.14%	3M SOFR + 7.00%, 0.75% PIK, 1.00% Floor	10/06/2026	1,950,000	1,891,500
BrightPet, Revolver(b)	11.52%	3M US L + 6.25%, 1.00% Floor	10/06/2026	375,000	360,000
Florida Food Products LLC, Second Lien Term Loan(b)	13.19%	1M US L + 8.00%, 0.75% Floor	10/08/2029	5,000,000	4,749,500
					8,672,250
Financials (6.83%)
BetaNXT, Inc., First Lien Term Loan(b)	10.99%	3M SOFR + 5.75%	07/02/2029	2,977,500	2,750,615
Cor Leonis Limited, Revolver(b)(d)	12.74%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	1,857,143	1,855,357
H-CA II, LLC, First Lien Term Loan(b)(m)	16.00%	N/A	04/01/2024	1,940,333	1,940,333
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(b)(d)	N/A	N/A	07/15/2052	506,711	519,379
Irradiant Intermediate Holdings, L.P., First Lien Term Loan(b)	11.84%	1M SOFR + 6.50%, 1.50% Floor	06/08/2028	1,450,000	1,406,500
Irradiant Intermediate Holdings, L.P., Delayed Draw Term Loan(b)(d)	–%	1M SOFR + 6.50%, 1.50% Floor	06/08/2028	–	(43,500)
Money Transfer Acquisition Inc., First Lien Term Loan(b)	13.45%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	6,912,500	6,752,130
SouthStreet Securities Holdings, Inc., First Lien Term Loan(b)(m)	9.00%	N/A	09/20/2027	2,700,000	2,126,250
					17,307,064
Health Care (8.38%)
American Academy Holdings, LLC, First Lien Term Loan(b)(c)	16.19%	1M US L + 5.75%, 5.25% PIK, 1.00% Floor	01/01/2025	2,274,034	2,265,621
American Academy Holdings, LLC, Second Lien Term Loan(b)(c)(m)	14.50%	PIK	03/01/2028	3,421,698	2,934,106

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
VBC Spine Opco LLC (DxTx Pain and Spine LLC), First Lien Term Loan(b)	13.40%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	$2,983,871	$2,924,194
VBC Spine Opco LLC (DxTx Pain and Spine LLC), Delayed Draw Term Loan(b)(d)	–%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	–	–
VBC Spine Opco LLC (DxTx Pain and Spine LLC), Revolver(b)(d)	–%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	–	(4,839)
PhyNet Dermatology LLC, First Lien Term Loan(b)	11.87%	6M SOFR + 6.50%, 0.75% Floor	08/16/2024	1,965,517	1,965,517
PhyNet Dermatology LLC, Delayed Draw Term Loan(b)(d)	–%	6M SOFR + 6.50%, 0.75% Floor	08/16/2024	–	15,517
Upstream Rehabilitation, Inc., Second Lien Term Loan(b)	13.84%	3M SOFR + 8.50%	10/22/2027	7,500,000	6,693,750
Viant Medical Holdings, Inc., Second Lien Initial Term Loan(b)	12.94%	1M US L + 7.75%	07/02/2026	5,000,000	4,443,750
					21,237,616

Industrials (8.53%)
Accordion Partners, LLC, Delayed Draw Term Loan A(b)	11.74%	3M SOFR + 6.50%, 0.75% Floor	08/29/2029	284,765	284,765
Accordion Partners, LLC, Delayed Draw Term Loan B(b)	11.29%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	355,956	351,970
Accordion Partners, LLC, First Lien Term Loan A(b)	11.49%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	3,244,257	3,207,922
Epic Staffing Group, Delayed Draw Term Loan(b)(d)	–%	1M SOFR + 5.75%, 0.50% Floor	06/28/2029	–	(15,174)
Epic Staffing Group, First Lien Term Loan(b)	10.99%	3M SOFR + 5.75%, 0.50% Floor	06/28/2029	1,634,651	1,563,544
Jazz Acquisition, Inc., Second Lien Senior Secured Term Loan(b)	13.20%	1M SOFR + 8.00%	06/18/2027	4,000,000	3,916,000
Material Handling Systems, Inc., First Lien Term Loan(b)	10.41%	3M SOFR + 5.50%	06/08/2029	4,962,500	4,230,531
Qualtek LLC, First Lien Term Loan B(b)	11.37%	1M SOFR + 6.25%, 1.00% Floor	07/18/2025	1,173,807	631,743
Qualtek LLC, First Lien Term Loan (DIP 2)(b)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	08/21/2023	648,418	648,418
Qualtek LLC, First Lien Term Loan (DIP 1)(b)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	08/21/2023	1,188,948	1,188,948
Qualtek LLC, Third Amendment First Lien Term Loan(b)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	06/16/2024	366,547	366,547
Qualtek LLC, Third Amendment Rollover Loan(b)	11.37%	1M SOFR + 6.25%, 1.00% Floor	07/18/2025	492,176	492,176

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Secure Acquisition, Inc., Second Lien Term Loan(b)	13.28%	3M US L + 7.75%, 0.75% Floor	12/14/2029	$5,000,000	$4,744,000
					21,611,390
Information Technology (16.80%)
Accurate Background, LLC, First Lien Term Loan(b)	11.50%	3M SOFR + 6.00%, 1.00% Floor	03/26/2027	4,446,815	4,268,942

Ancile Solutions, Inc., First Lien Term Loan(b)(c)	15.56%	3M US L + 7.00%, 3.00% PIK, 1.00% Floor	06/11/2026	3,634,963	3,585,164
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(b)	12.26%	6M SOFR + 7.00%	02/16/2029	3,600,000	3,318,012
Diamanti, Inc., Subordinated Note(b)(c)(m)	12.50%	PIK	05/01/2024	3,392,946	3,388,196
EagleView Technology Corp., Second Lien Term Loan(b)	13.04%	3M US L + 7.50%, 1.00% Floor	08/14/2026	1,495,652	1,226,435
Ivanti Software, Inc., Second Lien Initial Term Loan(b)	12.42%	3M US L + 7.25%, 0.50% Floor	12/01/2028	4,000,000	2,655,020
Kofax, Inc., First Lien Term Loan(b)	10.45%	1M SOFR + 5.25%, 0.50% Floor	06/15/2029	3,980,000	3,646,675
Kofax, Inc., Second Lien Term Loan(b)	12.85%	1M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,775,200
Naviga, Inc., First Lien Term Loan(b)	12.34%	3M SOFR + 7.00%, 1.00% Floor	12/29/2023	3,047,176	3,004,820
Precisely Software Incorporated, Second Lien Term Loan(b)	12.51%	3M US L + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,602,875
Redstone HoldCo 2 LP, Second Lien Term Loan(b)	13.04%	3M US L + 7.75%, 0.75% Floor	04/16/2029	5,000,000	3,158,325
Spectrio, First Lien Term Loan(b)	11.26%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	3,901,735	3,755,420
Virgin Pulse, Inc., Second Lien Initial Term Loan(b)	12.47%	1M US L + 7.25%, 0.75% Floor	04/06/2029	4,500,000	4,190,400
					42,575,484
TOTAL BANK LOANS
(Cost $136,947,248)					122,237,591

ASSET BACKED SECURITIES AND CORPORATE BONDS (9.26%)
ASSET BACKED SECURITIES (5.79%)(a)
Canyon Capital CLO 2014-1, Ltd., Class ER(e)	13.00%	3M US L + 7.70%	01/30/2031	1,000,000	791,501
Jamestown CLO V, Ltd., Class F(e)	11.11%	3M US L + 5.85%	01/17/2027	536,203	43,915
JMP Credit Advisors CLO IV, Ltd.(b)	24.04%	N/A	07/17/2029	4,836,540	458,988
JMP Credit Advisors CLO V, Ltd.(b)	27.09%	N/A	07/17/2030	4,486,426	1,036,364
Mount Logan Funding 2018-1 LP(b)	20.95%	N/A	01/22/2033	7,798,575	6,905,701
OCP CLO 2013-4, Ltd., Class DR(e)	12.04%	3M US L + 6.77%	04/24/2029	1,000,000	973,949
Octagon Investment Partners 36, Ltd., Class F(e)	13.01%	3M US L + 7.75%	04/15/2031	1,000,000	758,818
Octagon Investment Partners XIV, Ltd., Class ER(e)	13.61%	3M US L + 8.35%	07/15/2029	2,132,000	1,741,658
Saranac CLO VII, Ltd., Class ER(e)	12.10%	3M US L + 6.72%	11/20/2029	500,000	254,245
Tralee CLO II, Ltd., Class ER(e)	13.10%	3M US L + 7.85%	07/20/2029	1,000,000	909,552

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
ASSET BACKED SECURITIES (continued)
Tralee CLO II, Ltd., Class FR(e)	14.10%	3M US L + 8.85%	07/20/2029	$1,000,000	$406,247
Voya CLO 2014-2, Ltd., Class ER(e)	12.96%	3M US L + 7.70%	04/17/2030	1,000,000	394,510
					14,675,448

CORPORATE BONDS (3.47%)
Communications (0.82%)
Spanish Broadcasting System, Inc.(e)(m)	9.75%	N/A	03/01/2026	3,000,000	2,067,567

Consumer Discretionary (0.16%)
Monitronics - Escrow(b)	0.00%	N/A	12/31/2049	2,650,000	–
Real Hero Merger Sub 2, Inc.(e)(m)	6.25%	N/A	02/01/2029	500,000	410,555
					410,555
Consumer Staples (1.25%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(e)(m)	8.50%	N/A	06/01/2026	7,978,000	3,162,280

Industrials (1.24%)
PECF USS Intermediate Holding III Corp.(e)(m)	8.00%	N/A	11/15/2029	5,000,000	2,818,150
Wesco Aircraft Holdings, Inc.(e)(m)	13.13%	N/A	11/15/2027	4,636,000	324,520
					3,142,670
					8,783,072

TOTAL ASSET BACKED SECURITIES AND CORPOATE BONDS
(Cost $37,292,383)					23,458,520

	Dividend Rate	Shares	Value
PREFERRED STOCK (2.16%)
Consumer Discretionary (2.04%)
Pennfoster(a)(b)(c)(f)	16.00%	5,329,491	5,176,534

Health Care (0.04%)
American Academy Holdings. Inc., Preferred Units(b)(f)(g)		90,970	112,774

Industrials (0.08%)
GreenPark Infrastructure, LLC Series A(b)(f)(g)(h)		400	200,000

TOTAL PREFERRED STOCK
(Cost $5,433,231)			5,489,308

COMMON EQUITY (10.22%)
Consumer Discretionary (0.58%)
CEC Entertainment, Inc.(f)		79,564	1,458,647

	Shares	Value
COMMON EQUITY (continued)
Diversified (5.97%)
Ares Capital Corp.	192,223	$3,611,870
CION Investment Corp.	120,800	1,253,904
FS KKR Capital Corp.	105,137	2,016,528
Portman Ridge Finance Corp.(h)	25,504	506,254
SLR Investment Corp.	265,211	3,784,561
WhiteHorse Finance, Inc.	307,328	3,943,018
		15,116,135

Energy (1.36%)
Chord Energy Corp.	22,373	3,440,968

Financials (0.79%)
Aperture Dodge 18 LLC(b)(f)	2,038,970	2,003,706

Health Care (0.17%)
American Academy Holdings. Inc., Common Units(b)(f)(g)	0.05	275,025
DxTx Pain and Spine LLC, Common Units(b)(f)(g)	98,854	161,290
		436,315

Industrials (0.03%)
GreenPark Infrastructure Series M-1(b)(d)(f)(g)(h)	200	68,500

Real Estate (1.32%)
Copper Property CTL Pass Through Trust(f)	319,520	3,354,960

TOTAL COMMON EQUITY
(Cost $23,715,482)		25,879,231

JOINT VENTURE (0.18%)
Joint Venture (0.18%)
Great Lakes Funding II LLC, Series A(d)(f)(h)(i)	474,629	459,726

TOTAL JOINT VENTURE
(Cost $474,629)		459,726

PRIVATE INVESTMENT FUNDS (22.95%)
BlackRock Global Credit Opportunities Fund, LP(d)(f)(i)(j)		12,711,131
CVC European Mid-Market Solutions Fund(d)(f)(i)(j)		11,776,825
GSO Credit Alpha Fund II LP(d)(f)(i)(j)		5,932,133
Monroe Capital Private Credit Fund III LP(d)(f)(i)(j)		8,680,957
Pelham S2K SBIC II, L.P. (d)(f)(j)		200,000
Tree Line Credit Strategies LP (f)(i)(j)		18,843,976
		58,145,022

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $56,650,271)		58,145,022

	Shares	Value
WARRANTS (0.33%)
CEC Entertainment, Inc.	237,941	475,882
Diamanti, Inc., Class A(b)	146,413	–
SouthStreet Securities Holdings, Inc., Warrants(b)	3,400	348,806

TOTAL WARRANTS
(Cost $390,456)		824,688

SHORT TERM INVESTMENTS (5.52%)
Money Market Funds (5.52%)
US BANK MMDA - USBGFS 9, 5.10%(i)	13,982,074	13,982,074

TOTAL SHORT TERM INVESTMENTS
(Cost $13,982,074)		13,982,074

SCHEDULE OF SECURITIES SOLD SHORT (-3.35%)

	Interest Rate	Maturity	Principal	Value
CORPORATE BONDS (-3.35%)
Enviva Partners LP(m)	6.50%	1/15/2026	$(4,500,000)	$(3,549,420)
Life Time, Inc.(m)	8.00%	4/15/2026	(5,000,000)	(4,941,405)

TOTAL CORPORATE BONDS				(8,490,825)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,276,238)				$(8,490,825)
INVESTMENTS, AT VALUE (95.50%)
(Cost $265,609,536)				$241,985,335

Other Assets In Excess Of Other Liabilities (4.50%)				11,404,475

NET ASSETS (100.00%)				$253,389,810

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
PIK - Payment in-kind

Reference Rates:
1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22%
3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%
6M US L - 6 Month LIBOR as of June 30, 2023 was 5.76%
1M SOFR- 1 Month SOFR as of June 30, 2023 was 5.14%
3M SOFR - 3 Month SOFR as of June 30, 2023 was 5.27%
6M SOFR - 6 Month SOFR as of June 30, 2023 was 5.39%

(a)	Variable rate investment, unless otherwise noted. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	Payment in kind security which may pay interest in additional par.
(d)	All or a portion of this commitment was unfunded as of June 30, 2023.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate market value of those securities was $21,959,103, representing 8.72% of net assets.
(f)	Non-income producing security.
(g)	Investment is held through ACIF Master Blocker, LLC, a wholly owned subsidiary.
(h)	Affiliate company.
(i)	Restricted security. See chart below.
(j)	Investment is held through CIF Investments LLC, a wholly owned subsidiary.
(k)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2023.
(l)	Non-accrual investment.
(m)	Fixed rate investment.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/31/2018 - 6/30/2021	BlackRock Global Credit Opportunities Fund, LP	$12,483,341	$12,711,131	5.02%
09/30/2017 - 9/30/2021	CVC European Mid-Market Solutions Fund	12,035,073	11,776,825	4.65%
06/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	4,430,597	5,932,133	2.34%
09/30/2018 - 2/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,680,957	3.43%
12/31/2017 - 6/30/2019	Tree Line Credit Strategies LP	19,000,000	18,843,976	7.44%
08/05/2022 - 06/30/2023	Great Lakes Funding II LLC, Series A	474,629	459,726	0.18%
11/14/2022 – 03/31/2023	Pelham S2K SBIC II, L.P.	200,000	200,000	0.07%
	Total	$57,124,900	$58,604,748	23.13%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of June 30, 2023
BlackRock Global Credit Opportunities Fund, LP(a)	$12,711,131	N/A	N/A	$6,085,595
CVC European Mid-Market Solutions Fund(b)	11,776,825	N/A	N/A	206,342
Great Lakes Funding II LLC, Series A(a)	459,726	N/A	N/A	20,108
GSO Credit Alpha Fund II LP(a)	5,932,133	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	8,680,957	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	18,843,976	Quarterly	90	N/A
Pelham S2K SBIC II, L.P.	200,000	N/A	N/A	1,800,000
Total	$58,604,748			$16,992,909

Unfunded commitments:

Security	Value	Maturity	Unfunded Commitment
BrightPet, Revolver	$360,000	10/06/2026	$125,000
Cor Leonis Limited, Revolver	1,855,357	05/15/2028	2,142,857
Epic Staffing Group, Delayed Draw Term Loan	(15,174)	06/28/2029	348,837
GreenPark Infrastructure Series M-1	68,500	N/A	731,500
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	519,379	07/15/2052	5,368,289
Irradiant Intermediate Holdings, L.P., Delayed Draw Term Loan	(43,500)	06/08/2028	1,450,000
PhyNet Dermatology LLC, Delayed Draw Term Loan	15,517	08/16/2024	1,034,483
VBC Spine Opco LLC (DxTx Pain and Spine LLC), Delayed Draw Term Loan	–	06/14/2028	1,612,903
VBC Spine Opco LLC (DxTx Pain and Spine LLC), Revolver	(4,839)	06/14/2028	241,936
Total	$2,755,240		$13,055,805

Total Unfunded Commitments			$30,048,714

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.